Exhibit 99.1

GM Financial Automobile Leasing Trust 2016-2

2.70% Exchange Note

Class A-1 0.64000% Asset Backed Notes

Class A-2A 1.28% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.62% Asset Backed Notes

Class A-4 1.76% Asset Backed Notes

Class B 2.08% Asset Backed Notes

Class C 2.58% Asset Backed Notes

Class D 2.69% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	04/01/18
End of Period:	04/30/18
Number of days in Interest Period (Actual/360):	31
Number of days in Collection Period:	30
Report Due Date:	05/17/18
Distribution Date:	05/21/18
Transaction Month:	24

2016-2				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	48,908	04/01/2016	05/18/2016	$1,198,070,363

Total	48,908			$1,198,070,363

RECONCILIATION OF 2016-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$591,041,741

{2} Reduction in Agg. Securitization Value due to payments				{2}	7,835,896
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	993,051
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	23,888,680
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	32,717,627

{7} End of period Aggregate Securitization Value					{7}	$558,324,114

{8} Pool Factor					{8}	46.601947%

RECONCILIATION OF 2016-2 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,173,000,000

{10} Beginning of period Exchange Note Balance					{10}	$566,236,347

{11} Exchange Note Principal Payment Amount					{11}	32,982,596

{12} End of period Exchange Note Balance					{12}	$533,253,751

{13} Note Pool Factor					{13}	45.460678%

RECONCILIATION OF THE ASSET BACKED NOTES
		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$138,000,000	$220,000,000	$160,000,000	$375,620,000	$90,000,000

{15} Beginning of period Note Balance	{15}	$0	$0	$0	$250,649,177	$90,000,000

{16} Noteholders’ Principal Distributable Amount	{16}	0	0	0	32,717,627	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$0	$0	$217,931,550	$90,000,000

{21} Note Pool Factor	{21}	0.000000%	0.000000%	0.000000%	58.019155%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$46,120,000	$42,530,000	$32,950,000		$1,105,220,000

{23} Beginning of period Note Balance	{23}	$46,120,000	$42,530,000	$32,950,000		$462,249,177

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		32,717,627
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$46,120,000	$42,530,000	$32,950,000		$429,531,550

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		38.863896%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance								{30}	$591,041,741

{31} Ending Designated Pool Balance							{31}	558,324,114
{32} Unpaid prior Exchange Note Principal Payment Amount							{32}	(264,969)
{33} Sum of {31} + {32}								{33}	558,059,145

{34} Exchange Note Principal Payment Amount {30} - {33}								{34}	$32,982,596

Interest calculation:

	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$566,236,347	$0	2.70%	30	30/360	$1,274,032

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2016-2 Designated Pool Collections (net of Liquidation Proceeds and fees)							{36}	$10,160,646
{37} Net Liquidation Proceeds collected during period							{37}	28,606,236
{38} Investment Earnings							{38}	67,154
{39} Investment Earnings - transferred to Indenture Note Collection Account							{39}	(67,154)
{40} Deposit from Servicer							{40}	0

{41} Total Additions:								{41}	38,766,882

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee							{42}	492,535
{43} To the 2016-2 Exchange Noteholder, the Exchange Note Interest Payment Amount							{43}	1,274,032
{44} To the 2016-2 Exchange Noteholder, the Exchange Note Principal Payment Amount							{44}	32,982,596
{45} To the 2016-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)							{45}	0
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool							{46}	4,017,719

{47} Total Distributions:								{47}	$38,766,882

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value						{48}	$591,041,741
{49} Ending Agg. Securitization Value						{49}	558,324,114
{50} Total change in Agg. Securitization Value {48} - {49}							{50}	32,717,627

{51} Indenture Section 5.4 collections following acceleration of the Notes							{51}	0

{52} Principal Distributable Amount {50} + {51}								{52}	32,717,627

{53} Noteholders’ Principal Carryover Amount								{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}								{54}	$32,717,627

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.64000%	31	Actual/360	$0
{56}	Class A-2A	$0	0	1.28%	30	30/360	0
{57}	Class A-2B	$0	0	2.39707%	31	Actual/360	0
{58}	Class A-3	$250,649,177	0	1.62%	30	30/360	338,377
{59}	Class A-4	$90,000,000	0	1.76%	30	30/360	132,000
{60}	Class B	$46,120,000	0	2.08%	30	30/360	79,942
{61}	Class C	$42,530,000	0	2.58%	30	30/360	91,440
{62}	Class D	$32,950,000	0	2.69%	30	30/360	73,863

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2016-2 Exchange Note Collections							{63}	$34,256,628
{64} Investment Earnings							{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account							{65}	67,154
{66} Investment Earnings - and amounts released from Reserve Account							{66}	7,705
{67} Optional Purchase Price							{67}	0
{68} Indenture Section 5.4 disposition of Collateral							{68}	0
{69} Reserve Account Withdrawal Amount							{69}	0

{70} Total Available Funds:								{70}	34,331,487

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata							{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata							{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata							{73}	208
{74} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata							{74}	0
{75} Class A-1 Noteholders’ Interest Distributable Amount pari passu							{75}	0
{76} Class A-2A Noteholders’ Interest Distributable Amount pari passu							{76}	0
{77} Class A-2B Noteholders’ Interest Distributable Amount pari passu							{77}	0
{78} Class A-3 Noteholders’ Interest Distributable Amount pari passu							{78}	338,377
{79} Class A-4 Noteholders’ Interest Distributable Amount pari passu							{79}	132,000
{80} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{80}	0
{81} Class B Noteholders’ Interest Distributable Amount							{81}	79,942
{82} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{82}	0
{83} Class C Noteholders’ Interest Distributable Amount							{83}	91,440
{84} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{84}	0
{85} Class D Noteholders’ Interest Distributable Amount							{85}	73,863
{86} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{86}	0
{87} Noteholders’ Principal Distributable Amount							{87}	32,717,627
{88} To the Reserve Account, the Reserve Amount Required Amount							{88}	0
{89} To the Noteholders, the Accelerated Principal Amount (as calculated below)							{89}	0
{90} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata							{90}	0
{91} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata							{91}	0
{92} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata							{92}	0
{93} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata							{93}	0
{94} To the Issuer Trust Certificateholders, the aggregate amount remaining							{94}	897,613

{95} Total Distributions:								{95}	$34,331,487

	PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account		Lesser of (I) or (II)
{96}	Class A	$340,649,177	$558,324,114	$0	$33,860,485		$0
{97}	Class B	386,769,177	558,324,114	0	33,780,543		0
{98}	Class C	429,299,177	558,324,114	0	33,689,103		0
{99}	Class D	462,249,177	558,324,114	0	33,615,240		0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{100} Excess Total Available Funds						{100}	$897,613

	{101} Beginning Note Balance				{101}	462,249,177
	{102} Principal payments through Indenture Section 8.3 (i) through (xvii)				{102}	32,717,627
	{103} Pro-Forma Note Balance					{103}	429,531,550

	{104} Ending Aggregate Securitization Value				{104}	558,324,114

	{105} 10.75% of Aggregate Securitization Value as of Cutoff Date ($128,792,564)				{105}	128,792,564
	{106} Required Pro Forma Note Balance {104} - {105}					{106}	429,531,550

	{107} Excess of Pro Forma Balance minus Required Pro Forma Balance {103} - {106}						{107}	0

	{108} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance							{108}	$0

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{109} Ending Aggregate Securitization Value						{109}	$558,324,114
	{110} End of Period Note Balance						{110}	533,253,751
	{111} Overcollateralization						{111}	25,070,363
	{112} Overcollateralization %							{112}	4.49%

	Asset Backed Notes:
	{113} Ending Aggregate Securitization Value						{113}	558,324,114
	{114} End of Period Note Balance						{114}	429,531,550
	{115} Overcollateralization						{115}	128,792,564
	{116} Overcollateralization %							{116}	23.07%

	RECONCILIATION OF 2016-2 Cash RESERVE ACCOUNT
	{117} Specified Reserve Balance							{117}	$5,990,352

	{118} Beginning of Period Reserve Account balance							{118}	$5,990,352
	{119} Investment Earnings						{119}	7,705
	{120} From the Indenture Collection Account, the Reserve Account Required Amount						{120}	0
	{121} To the Indenture Collection Account, the Reserve Account Withdrawal Amount						{121}	0
	{122} Total Reserve balance available:							{122}	5,998,057

	{123} Specified Reserve Balance							{123}	5,990,352

	{124} Release Excess Cash to Indenture Collection Available Funds							{124}	7,705

	{125} End of period Reserve Account balance							{125}	$5,990,352

	ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

								Dollars	Percentage

	{126} Receivables with Scheduled Payment delinquent 61 days or more						{126}	$1,984,275	0.36%

	{127} Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.10% )						{127}		Yes

	EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

	{128} With respect to the Program Documents, I, Ellen Billings, do hereby certify that no Event of Default has occurred.							{128}	Yes
	{129} With respect to the Program Documents, I, Ellen Billings, do hereby certify that an Acceleration of Maturity has not occurred.							{129}	Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	May 16, 2018

GM Financial

GMALT 2016-2

Supplemental Monthly Data

April 30, 2018

	Aggregate Securitization Value	Residual Value
Beginning of Period	$591,041,741	$511,887,450
Change	(32,717,627)	(23,770,085)

End of Period	$558,324,114	$488,117,365
Residual Value as % of Agg. Securitization Value		87.43%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	27,705	549,234,613	98.37%
31 - 60 days	344	7,105,226	1.27%
61 - 90 days	74	1,394,310	0.25%
91 - 120 days	30	589,965	0.11%

Total	28,153	558,324,114	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	240	5,505,470	3,460	91,723,959
Standard terminations	76	1,214,696	617	10,200,760

Total retained by lessee	316	6,720,166	4,077	101,924,719
Returned Vehicles
Early terminations	440	7,278,475	8,861	148,121,845
Standard terminations	583	9,890,039	6,083	97,704,652

Total returned to dealer	1,023	17,168,514	14,944	245,826,497
Charged off leases / Repossessed vehicles	52	993,051	1,731	35,220,141
Repurchases	0	0	3	61,436
Other	0	0	0	0

Total terminations	1,391	24,881,731	20,755	383,032,793

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	993,051	35,220,141
less: Sales proceeds	1,300,211	30,545,707
less: Excess wear and excess mileage received	0	0
less: Other amounts received	106,485	1,775,568

Net Credit (Gain) Loss	(413,645)	2,898,866

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	16,926,267	243,729,926
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	18,375,893	254,910,178
less: Excess wear and excess mileage received	76,896	382,945
less: Other recovery amounts	183,632	2,146,401

Residual (Gain) Loss	(1,710,154)	(13,709,598)

	Current Period	Prev. Month
Prepay Speed	1.3032%	1.2529%

Return Rate based on Scheduled to Terminate(2)	143.6798%	87.1465%

Return Rate based on Terminated Leases(3)	73.5442%	77.5744%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.